Share Capital (Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Capital [Abstract]
Net earnings (loss) attributable to Common Shareholders	$ (5,165)	$ 3,392	$ 236
Weighted Average Common Shares Outstanding - Basic	822.1	741.0	737.7
Weighted Average Common Shares Outstanding - Diluted	822.1	741.0	737.7
Net Earnings (Loss) per Common Share, Basic	$ (6.28)	$ 4.58	$ 0.32
Net Earnings (Loss) per Common Share, Diluted	$ (6.28)	$ 4.58	$ 0.32